NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentration (Policies)	Sep. 30, 2023
September 30, 2023
Concentration	Concentration There is no concentration of revenue for the months ended September 30, 2022 and for the months ended September 30, 2023 because the revenue was earned from multiple customers.
December 31, 2022
Concentration	Concentration There is no concentration of revenue for the months ended December 31, 2021 and for the months ended December 31, 2022 because the revenue was earned from multiple customers.